CONDENSED CONSOLIDATING FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2015
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
CONDENSED CONSOLIDATING FINANCIAL INFORMATION

26. CONDENSED CONSOLIDATING FINANCIAL INFORMATION

        The following condensed consolidating financial statements present, in separate columns, financial information for the following: Huntsman International (on a parent only basis), with its investment in subsidiaries recorded under the equity method; the Guarantors on a combined, and where appropriate, consolidated basis; and the nonguarantors on a combined, and where appropriate, consolidated basis. Additional columns present eliminating adjustments and consolidated totals as of December 31, 2015 and 2014 and for the years ended December 31, 2015, 2014 and 2013. There are no contractual restrictions limiting transfers of cash from Guarantor subsidiaries to our Company. Each of the Guarantors is 100% owned by us and has fully and unconditionally guaranteed our outstanding notes on a joint and several basis. In connection with the financing of the Rockwood Acquisition, we added four new guarantor entities.

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
AS OF DECEMBER 31, 2015
(In Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
ASSETS
Current assets:
Cash and cash equivalents	$44	$1	$212	$—	$257
Restricted cash	—	—	12	—	12
Accounts and notes receivable, net	21	96	1,298	5	1,420
Accounts receivable from affiliates	2,163	4,730	163	(6,716)	340
Inventories	101	322	1,275	(6)	1,692
Prepaid expenses	49	31	91	(60)	111
Other current assets	790	8	212	(704)	306

Total current assets	3,168	5,188	3,263	(7,481)	4,138
Property, plant and equipment, net	473	1,433	2,503	1	4,410
Investment in unconsolidated affiliates	5,991	1,558	263	(7,465)	347
Intangible assets, net	32	3	51	—	86
Goodwill	(13)	82	47	—	116
Deferred income taxes	473	—	430	(485)	418
Notes receivable from affiliates	36	539	6	(581)	—
Other noncurrent assets	71	223	279	—	573

Total assets	$10,231	$9,026	$6,842	$(16,011)	$10,088

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$50	$207	$772	$5	$1,034
Accounts payable to affiliates	3,905	973	1,891	(6,717)	52
Accrued liabilities	74	793	581	(765)	683
Note payable to affiliate	100	—	—	—	100
Current portion of debt	89	—	81	—	170

Total current liabilities	4,218	1,973	3,325	(7,477)	2,039
Long-term debt	4,229	—	396	—	4,625
Notes payable to affiliates	703	—	576	(581)	698
Deferred income taxes	24	276	36	82	418
Other noncurrent liabilities	160	241	819	4	1,224

Total liabilities	9,334	2,490	5,152	(7,972)	9,004
Equity
Huntsman International LLC members' equity
Members' equity	3,196	4,517	3,394	(7,911)	3,196
Accumulated (deficit) income	(983)	652	(557)	(95)	(983)
Accumulated other comprehensive (loss) income	(1,316)	1,367	(1,311)	(56)	(1,316)

Total Huntsman International LLC members' equity	897	6,536	1,526	(8,062)	897
Noncontrolling interests in subsidiaries	—	—	164	23	187

Total equity	897	6,536	1,690	(8,039)	1,084

Total liabilities and equity	$10,231	$9,026	$6,842	$(16,011)	$10,088

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
AS OF DECEMBER 31, 2014
(In Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
ASSETS
Current assets:
Cash and cash equivalents	$353	$6	$351	$—	$710
Restricted cash	—	—	10	—	10
Accounts and notes receivable, net	57	127	1,476	5	1,665
Accounts receivable from affiliates	2,256	4,732	152	(6,794)	346
Inventories	120	350	1,558	(3)	2,025
Prepaid expenses	17	9	46	(11)	61
Deferred income taxes	12	—	68	(18)	62
Other current assets	697	7	208	(606)	306

Total current assets	3,512	5,231	3,869	(7,427)	5,185
Property, plant and equipment, net	431	1,251	2,692	1	4,375
Investment in unconsolidated affiliates	6,024	1,594	256	(7,524)	350
Intangible assets, net	35	5	56	—	96
Goodwill	(15)	82	55	—	122
Deferred income taxes	454	—	435	(454)	435
Notes receivable from affiliates	23	592	—	(615)	—
Other noncurrent assets	48	203	212	(4)	459

Total assets	$10,512	$8,958	$7,575	$(16,023)	$11,022

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$55	$290	$868	$5	$1,218
Accounts payable to affiliates	3,696	974	2,198	(6,794)	74
Accrued liabilities	102	699	553	(618)	736
Deferred income taxes	—	51	20	(19)	52
Note payable to affiliate	100	—	—	—	100
Current portion of debt	40	—	227	—	267

Total current liabilities	3,993	2,014	3,866	(7,426)	2,447
Long-term debt	4,550	—	304	—	4,854
Notes payable to affiliates	650	—	621	(615)	656
Deferred income taxes	29	197	46	54	326
Other noncurrent liabilities	167	261	1,015	—	1,443

Total liabilities	9,389	2,472	5,852	(7,987)	9,726
Equity
Huntsman International LLC members' equity
Members' equity	3,166	4,676	3,127	(7,803)	3,166
Accumulated (deficit) income	(956)	409	(501)	92	(956)
Accumulated other comprehensive (loss) income	(1,087)	1,401	(1,076)	(325)	(1,087)

Total Huntsman International LLC members' equity	1,123	6,486	1,550	(8,036)	1,123
Noncontrolling interests in subsidiaries	—	—	173	—	173

Total equity	1,123	6,486	1,723	(8,036)	1,296

Total liabilities and equity	$10,512	$8,958	$7,575	$(16,023)	$11,022

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
AND COMPREHENSIVE (LOSS) INCOME
YEAR ENDED DECEMBER 31, 2015
(In Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$1,054	$2,478	$6,636	$—	$10,168
Related party sales	238	470	1,062	(1,639)	131

Total revenues	1,292	2,948	7,698	(1,639)	10,299
Cost of goods sold	1,026	2,341	6,717	(1,637)	8,447

Gross profit	266	607	981	(2)	1,852
Selling, general and administrative	172	174	631	—	977
Research and development	54	45	61	—	160
Other operating (income) expense	(27)	(29)	56	—	—
Restructuring, impairment and plant closing costs	7	12	283	—	302

Operating income (loss)	60	405	(50)	(2)	413
Interest (expense) income	(220)	35	(29)	—	(214)
Equity in income (loss) of investment in affiliates and subsidiaries	169	(57)	5	(111)	6
Loss on early extinguishment of debt	(31)	—	—	—	(31)
Other income (loss)	2	(12)	13	(1)	2

(Loss) income from continuing operations before income taxes	(20)	371	(61)	(114)	176
Income tax benefit (expense)	113	(123)	24	(59)	(45)

Income (loss) from continuing operations	93	248	(37)	(173)	131
Income (loss) from discontinued operations, net of tax	1	(2)	(3)	—	(4)

Net income (loss)	94	246	(40)	(173)	127
Net income attributable to noncontrolling interests	—	—	(22)	(11)	(33)

Net income (loss) attributable to Huntsman International LLC	$94	$246	$(62)	$(184)	$94

Net income (loss)	$94	$246	$(40)	$(173)	$127
Other comprehensive loss	(229)	(35)	(248)	278	(234)
Comprehensive income attributable to noncontrolling interests	—	—	(13)	(15)	(28)

Comprehensive (loss) income attributable to Huntsman International LLC	$(135)	$211	$(301)	$90	$(135)

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
AND COMPREHENSIVE (LOSS) INCOME
YEAR ENDED DECEMBER 31, 2014
(In Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$1,194	$3,164	$6,959	$—	$11,317
Related party sales	299	511	1,377	(1,926)	261

Total revenues	1,493	3,675	8,336	(1,926)	11,578
Cost of goods sold	1,222	2,909	7,451	(1,931)	9,651

Gross profit	271	766	885	5	1,927
Selling, general and administrative	164	163	642	—	969
Research and development	48	40	70	—	158
Other operating (income) expense	(7)	(8)	11	—	(4)
Restructuring, impairment and plant closing costs	7	5	146	—	158

Operating income	59	566	16	5	646
Interest (expense) income	(204)	37	(47)	—	(214)
Equity in income (loss) of investment in affiliates and subsidiaries	186	(51)	6	(135)	6
Loss on early extinguishment of debt	(28)	—	—	—	(28)
Other income (loss)	3	(5)	3	(2)	(1)

Income (loss) from continuing operations before income taxes	16	547	(22)	(132)	409
Income tax benefit (expense)	318	(202)	(2)	(157)	(43)

Income from continuing operations	334	345	(24)	(289)	366
Income (loss) from discontinued operations, net of tax	1	—	(10)	—	(9)

Net income (loss)	335	345	(34)	(289)	357
Net income attributable to noncontrolling interests	—	—	(18)	(4)	(22)

Net income (loss) attributable to Huntsman International LLC	$335	$345	$(52)	$(293)	$335

Net income (loss)	$335	$345	$(34)	$(289)	$357
Other comprehensive (loss) income	(469)	115	(440)	310	(484)
Comprehensive income attributable to noncontrolling interests	—	—	(8)	1	(7)

Comprehensive (loss) income attributable to Huntsman International LLC	$(134)	$460	$(482)	$22	$(134)

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
AND COMPREHENSIVE INCOME (LOSS)
YEAR ENDED DECEMBER 31, 2013
(In Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$1,039	$3,193	$6,615	$—	$10,847
Related party sales	315	470	1,277	(1,830)	232

Total revenues	1,354	3,663	7,892	(1,830)	11,079
Cost of goods sold	1,097	2,904	7,137	(1,829)	9,309

Gross profit	257	759	755	(1)	1,770
Selling, general and administrative	168	131	637	—	936
Research and development	51	38	51	—	140
Other operating (income) expense	(6)	(10)	26	—	10
Restructuring, impairment and plant closing costs	13	15	123	—	151

Operating income (loss)	31	585	(82)	(1)	533
Interest (expense) income, net	(185)	43	(61)	—	(203)
Equity in income (loss) of investment in affiliates and subsidiaries	118	(134)	8	16	8
Loss on early extinguishment of debt	(51)	—	—	—	(51)
Other income	2	—	2	(2)	2

(Loss) income from continuing operations before income taxes	(85)	494	(133)	13	289
Income tax benefit (expense)	210	(200)	26	(173)	(137)

Income (loss) from continuing operations	125	294	(107)	(160)	152
Income (loss) from discontinued operations, net of tax	1	(1)	(5)	—	(5)

Net income (loss)	126	293	(112)	(160)	147
Net income attributable to noncontrolling interests	—	—	(22)	1	(21)

Net income (loss) attributable to Huntsman International LLC	$126	$293	$(134)	$(159)	$126

Net income (loss)	$126	$293	$(112)	$(160)	$147
Other comprehensive income	173	34	48	(77)	178
Comprehensive income attributable to noncontrolling interests	—	—	(23)	(3)	(26)

Comprehensive income (loss) attributable to Huntsman International LLC	$299	$327	$(87)	$(240)	$299

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2015
(In Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Net cash (used in) provided by operating activities	$(23)	$277	$318	$(2)	$570

Investing activities:
Capital expenditures	(70)	(267)	(326)	—	(663)
Cash received from unconsolidated affiliates	—	48	—	—	48
Investment in affiliate	34	3	(6)	(31)	—
Investment in unconsolidated affiliates	—	(42)	(12)	—	(54)
Acquisition of businesses, net of cash acquired	—	—	(14)	—	(14)
Cash received from purchase price adjustment for business acquired	18	—	—	—	18
Proceeds from sale of businesses/assets	—	—	1	—	1
Increase in receivable from affiliate	1	—	—	—	1
Cash received from termination of cross-currency interest rate contracts	66	—	—	—	66
Change in restricted cash	—	—	(3)	—	(3)
Other, net	1	—	—	—	1

Net cash provided by (used in) investing activities	50	(258)	(360)	(31)	(599)

Financing activities:
Net repayments under revolving loan facilities	—	—	(1)	—	(1)
Net borrowings on overdraft facilities	—	—	(8)	—	(8)
Borrowings on short-term debt	—	—	12	—	12
Repayments of long-term debt	(548)	—	(56)	—	(604)
Proceeds from issuance of long-term debt	326	—	—	—	326
Repayments of notes payable to affiliate	(148)	—	—	—	(148)
Proceeds from notes payable to affiliate	201	—	—	(6)	195
Repayments of notes payable	(32)	—	(1)	—	(33)
Borrowings on notes payable	32	—	2	—	34
Debt issuance costs paid	(8)	—	—	—	(8)
Call premiums related to early extinguishment of debt	(35)	—	—	—	(35)
Contingent consideration paid for acquisition	(4)	—	—	—	(4)
Dividends paid to noncontrolling interests	—	—	(14)	—	(14)
Contribution from parent	—	5	(7)	2	—
Distribution to parent	—	(27)	(8)	35	—
Dividends paid to parent	(121)	(2)	—	2	(121)
Excess tax benefit related to stock-based compensation	1	—	—	—	1

Net cash used in financing activities	(336)	(24)	(81)	33	(408)
Effect of exchange rate changes on cash	—	—	(16)	—	(16)

Decrease in cash and cash equivalents	(309)	(5)	(139)	—	(453)
Cash and cash equivalents at beginning of period	353	6	351	—	710

Cash and cash equivalents at end of period	$44	$1	$212	$—	$257

        During the first quarter of 2015, we made a noncash capital contribution of approximately $284 million between guarantor and nonguarantor entities and a noncash capital contribution of approximately $123 million between parent and guarantor entities.

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2014
(In Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Net cash provided by operating activities	$25	$252	$480	$(3)	$754

Investing activities:
Capital expenditures	(85)	(223)	(293)	—	(601)
Cash received from unconsolidated affiliates	—	48	3	—	51
Investment in affiliate	38	(10)	—	(28)	—
Investment in unconsolidated affiliates	—	(37)	(71)	—	(108)
Acquisition of businesses, net of cash acquired	(1,038)	—	78	—	(960)
Proceeds from sale of businesses/assets	3	—	12	—	15
Increase in receivable from affiliate	(2)	—	—	—	(2)
Other, net	—	—	(2)	—	(2)

Net cash used in investing activities	(1,084)	(222)	(273)	(28)	(1,607)

Financing activities:
Net repayments under revolving loan facilities	—	—	(1)	—	(1)
Net borrowings on overdraft facilities	—	—	(5)	—	(5)
Repayments of short-term debt	—	—	(8)	—	(8)
Borrowings on short-term debt	—	—	15	—	15
Repayments of long-term debt	(372)	—	(46)	—	(418)
Proceeds from issuance of long-term debt	1,792	—	—	—	1,792
Repayments of notes payable to affiliate	(122)	—	—	—	(122)
Repayments of notes payable	(32)	—	(2)	—	(34)
Borrowings on notes payable	31	—	2	—	33
Debt issuance costs paid	(67)	—	—	—	(67)
Call premiums related to early extinguishment of debt	(24)	—	—	—	(24)
Contingent consideration paid for acquisition	(6)	—	—	—	(6)
Contribution from parent	—	11	(4)	(7)	—
Dividends paid to noncontrolling interests	—	—	(4)	—	(4)
Distribution to parent	—	(34)	(1)	35	—
Dividends paid to parent	(97)	(2)	—	2	(97)
Excess tax benefit related to stock-based compensation	1	—	—	—	1
Other, net	—	1	2	1	4

Net cash provided by (used in) financing activities	1,104	(24)	(52)	31	1,059
Effect of exchange rate changes on cash	—	—	(11)	—	(11)

Increase in cash and cash equivalents	45	6	144	—	195
Cash and cash equivalents at beginning of period	308	—	207	—	515

Cash and cash equivalents at end of period	$353	$6	$351	$—	$710

        During the third quarter of 2014, we made a noncash capital contribution of $116 million between guarantor and nonguarantor entities.

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2013
(In Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Net cash provided by operating activities	$113	$167	$456	$(2)	$734

Investing activities:
Capital expenditures	(52)	(134)	(285)	—	(471)
Cash received from unconsolidated affiliates	—	71	—	—	71
Investment in affiliate	68	(11)	—	(57)	—
Investment in unconsolidated affiliates	—	(60)	(44)	—	(104)
Acquisition of a business, net of cash acquired	(66)	—	—	—	(66)
Proceeds from sale of businesses/assets	—	—	2	—	2
Increase in receivable from affiliate	(48)	—	—	—	(48)
Other, net	(2)	—	4	—	2

Net cash used in investing activities	(100)	(134)	(323)	(57)	(614)

Financing activities:
Net repayments under revolving loan facilities	—	—	(4)	—	(4)
Net borrowings on overdraft facilities	—	—	(9)	—	(9)
Repayments of short-term debt	—	—	(18)	—	(18)
Borrowings on short-term debt	—	—	15	—	15
Repayments of long-term debt	(761)	—	(79)	—	(840)
Proceeds from issuance of long-term debt	978	—	1	—	979
Proceeds from notes payable to affiliate	177	—	—	—	177
Repayments of notes payable	(33)	—	(7)	—	(40)
Borrowings on notes payable	33	—	2	—	35
Debt issuance costs paid	(11)	—	—	—	(11)
Call premiums and other costs related to early extinguishment of debt	(4)	—	—	—	(4)
Contribution from parent	—	11	(24)	13	—
Distribution to parent	—	(44)	—	44	—
Dividends paid to parent	(96)	(2)	—	2	(96)
Excess tax benefit related to stock-based compensation	1	—	—	—	1
Other, net	4	—	(1)	—	3

Net cash provided by (used in) financing activities	288	(35)	(124)	59	188
Effect of exchange rate changes on cash	—	—	(3)	—	(3)

Increase (decrease) in cash and cash equivalents	301	(2)	6	—	305
Cash and cash equivalents at beginning of period	7	2	201	—	210

Cash and cash equivalents at end of period	$308	$—	$207	$—	$515